Derivative Instruments (Schedule Of Positions For Commodities Related To Natural Gas Midstream Revenues And Cost Of Midstream Gas Purchased) (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012
Derivative [Line Items]
Fair Value	$ (1,211)
Settlements To Be Paid In Subsequent Period
Derivative [Line Items]
Fair Value	(1,047)
Natural Gasoline Collar | Second quarter 2012 through fourth quarter 2012
Derivative [Line Items]
Average Volume Per Day	54,000
Fair Value	(5,706)
Natural Gasoline Collar | Second quarter 2012 through fourth quarter 2012 | Call Option
Derivative [Line Items]
Weighted Average Price (per gallon)	2.02
Natural Gasoline Collar | Second quarter 2012 through fourth quarter 2012 | Put Option
Derivative [Line Items]
Weighted Average Price (per gallon)	1.75
Crude Oil Swap | Second quarter 2012 through fourth quarter 2012
Derivative [Line Items]
Average Volume Per Day	600
Swap Price	88.62
Fair Value	(2,595)
Natural Gas Purchase Swap | Second quarter 2012 through fourth quarter 2012
Derivative [Line Items]
Average Volume Per Day	4,000
Swap Price	5.195
Fair Value	$ (2,940)